Restructuring and Impairments - Summary of Cash Components of Restructuring Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Beginning balance	$ 6,850
Ending balance	62,227	$ 6,850
2019 Restructuring
Restructuring Reserve [Roll Forward]
Additional costs	96,889
Payments	(37,728)
Foreign currency translation adjustment	1,071
Ending balance	60,232
2019 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Additional costs	44,640
Payments	(17,272)
Foreign currency translation adjustment	631
Ending balance	27,999
2019 Restructuring | Contract Termination
Restructuring Reserve [Roll Forward]
Additional costs	42,099
Payments	(18,294)
Foreign currency translation adjustment	493
Ending balance	24,298
2019 Restructuring | Consulting Fees
Restructuring Reserve [Roll Forward]
Additional costs	10,150
Payments	(2,162)
Foreign currency translation adjustment	(53)
Ending balance	7,935
2017 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	6,664	10,807
Additional costs		12,022
Release of excess accrual	1,100	1,966
Payments	(5,097)	(14,041)
Foreign currency translation adjustment	(65)	(158)
Ending balance	402	6,664
2017 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	3,820	6,222
Additional costs		6,468
Release of excess accrual	1,100	1,837
Payments	(2,269)	(6,892)
Foreign currency translation adjustment	(49)	(141)
Ending balance	402	3,820
2017 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	2,844	4,585
Additional costs		5,554
Release of excess accrual	0	129
Payments	(2,828)	(7,149)
Foreign currency translation adjustment	(16)	(17)
Ending balance	0	2,844
2016 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	255	6,412
Release of excess accrual	31	1,727
Payments	(225)	(4,356)
Foreign currency translation adjustment	1	(74)
Ending balance	0	255
2016 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	255	4,294
Release of excess accrual	31	343
Payments	(225)	(3,648)
Foreign currency translation adjustment	1	(48)
Ending balance	0	255
2016 Restructuring | Facility Related
Restructuring Reserve [Roll Forward]
Beginning balance	0	1,052
Release of excess accrual	0	838
Payments	0	(214)
Foreign currency translation adjustment	0	0
Ending balance	0	0
2016 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	0	1,066
Release of excess accrual	0	546
Payments	0	(494)
Foreign currency translation adjustment	0	(26)
Ending balance	$ 0	$ 0